Purchase Obligations - Maturity (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Purchase Obligations
Purchase Obligations	€ 10,541	€ 7,635
Due 2024
Purchase Obligations
Purchase Obligations	2,286
Due 2025 to 2028
Purchase Obligations
Purchase Obligations	7,752
Due thereafter
Purchase Obligations
Purchase Obligations	€ 503